Intangible assets - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Cost
Total cost	$ 5,190,134	$ 5,147,971
Accumulated amortization	(1,584,320)	(1,292,106)
Net book value	3,605,814	3,855,865
Customer relationships
Cost
Total cost	4,119,115	4,090,393
Order backlog
Cost
Total cost	544,546	541,302
Trade names & brands
Cost
Total cost	204,666	204,653
Patient database
Cost
Total cost	170,501	170,366
Technology assets
Cost
Total cost	$ 151,306	$ 141,257